Subsidiaries (Schedule of Subsidiaries) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Current assets		$ 1,803,160	$ 1,262,685
Non-current assets		3,576,978	2,950,556
Current liabilities		(365,198)	(182,843)
Non-current liabilities		(1,830,234)	(1,370,857)
Carrying amount of NCI		1,596,162	1,051,636
Revenue		871,929	751,304	$ 691,796
Profit after tax		148,264	634,087	(210,948)
Profit attributable to NCI		81,990	36,414	25,030
Cash flows from operating activities		283,793	265,081	276,788
Cash flows from investing activities		(361,946)	135,852	(432,236)
Cash flows from financing activites excluding dividends paid to NCI		505,758	(84,085)	324,579
Effect of changes in the exchange rate on cash and cash equivalents		34,883	2,165	(7,464)
Net increase(decrease) in cash and cash equivalents		$ 427,605	$ 316,848	$ 169,131
Opc Member
Disclosure of subsidiaries [line items]
NCI percentage	[1]	63.65%	59.73%	59.97%
Current assets		$ 1,114,861	$ 368,586	$ 460,810
Non-current assets		3,583,388	2,940,193	3,018,434
Current liabilities		(359,893)	(176,725)	(353,735)
Non-current liabilities		(1,828,023)	(1,371,291)	(1,679,847)
Net assets		2,510,333	1,760,763	1,445,662
Carrying amount of NCI		1,597,832	1,051,754	866,915
Revenue		871,929	751,304	691,796
Profit after tax		131,883	52,638	46,955
Other comprehensive income		20,004	757	(38,017)
Profit attributable to NCI		32,076	36,414	25,030
OCI attributable to NCI		(5,223)	2,834	(24,624)
Cash flows from operating activities		295,001	206,929	134,973
Cash flows from investing activities		(534,830)	(465,739)	(594,303)
Cash flows from financing activites excluding dividends paid to NCI		854,279	242,755	503,245
Effect of changes in the exchange rate on cash and cash equivalents		35,037	2,179	(7,435)
Net increase(decrease) in cash and cash equivalents		$ 649,487	$ (13,876)	$ 36,480

[1]	The NCI percentage represents the effective NCI of the Group